Equity (Tables)	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Summary of the Warrants
As of December 31, 2021, the Company had 42,686,195 outstanding warrants to purchase Class A common stock. A summary of the warrants is as follows:

	Number of shares	Exercise price		Expiration date
Dragasac Warrant	6,529,818	$6.77	*	March 16, 2025
March 2020 Series B Warrants	13,281,386	$7.53		March 16, 2025
Public Warrants	14,374,992	$11.50		July 16, 2026
Sponsor Warrants	8,499,999	$11.50		July 16, 2026

	42,686,195